Schedule of inventory	6 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory

	December 31,	June 30,
	2021	2021
Raw materials	$423,130	$172,227
Finished goods	954,365	669,881
	$1,377,495	$842,108

Schedule of property and equipment

	December 31,	June 30,
	2021	2021
Machinery and equipment	$515,404	$223,141
Leasehold improvements	333,285	323,669
Computer and office equipment	226,250	186,549
	1,074,939	733,359
Less: Accumulated depreciation	(299,678)	(243,457)
	$775,261	$489,902

Schedule of Intangible assets, net

	December 31, 2021
	Gross	Accumulated	Carrying
	Amount	Amortization	Value
Amortized:
Curriculum development	$693,385	$63,560	$629,825
Licenses	95,000	–	95,000
Software	9,740	–	9,740
	$798,125	$63,560	$734,565

	June 30, 2021
	Gross	Accumulated	Carrying
	Amount	Amortization	Value
Amortized:
Curriculum development	$693,385	$28,891	$664,494
Licenses	–	–	–
	$693,385	$28,891	$664,494